SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                                                                        [ ]
                       Post-Effective Amendment No. 14                  [X]
                            (File No. 333-44644)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 32                          [X]
                            (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                         IDS Life of New York Account 8

                               Name of Depositor:
                     IDS LIFE INSURANCE COMPANY OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [ ]   on (date) pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [X]   on August 10, 2005 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   Prospectus Supplement dated August , 2005*

Product Name                                                              Form #                    Date

IDS Life of New York Variable Universal Life IV/
IDS Life of New York Variable Universal Life IV - Estate Series        S-6419 E (4/05)           April 29, 2005

CHANGE TO NO LAPSE GUARANTEE TO AGE 100 (NLG-100) WHEN OTHER INSURED RIDER (OIR) IS ATTACHED

The following revision applies to the "Other Insured Rider (OIR)" information under the "Optional Insurance Benefits" section on page 3 of the prospectus and the "No Lapse Guarantee to Age 100 (NLG-100)" information under "Policy Benefits", "Keeping the Policy in Force" and "Key Terms" sections of the prospectus on pages 4, 30 and 50 respectively:

The NLG-100 is not available from the time an OIR is attached to your policy.

CHANGE TO FIXED ACCOUNT INTEREST RATE

"The Fixed Account" information under the "Policy Benefits" section on page 5 of the prospectus is replaced with the following:

The Fixed Account earns interest rates that we adjust periodically. This rate will never be lower than 3%.

The second paragraph under "The Fixed Account" section on page 27 of the prospectus is replaced with the following:

"Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least the guaranteed interest rate of 3%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than the guaranteed interest rate, although we may do so at our sole discretion. Rates higher than the guaranteed interest rate may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of the guaranteed interest rate on any portion of the policy value in the fixed account against which you have a policy loan outstanding."

CHANGE TO RISK CLASSIFICATIONS

The following revisions apply to the "Transaction Fees" and "Charges Other Than Fund Operating Expenses" information under the "Fee Tables" section on pages 8-10 of the prospectus and the "Surrender Charge" information under the "Loads, Fees and Charges" section on page 14 of the prospectus:

The "Smoker" risk classification is changed to the "Standard Tobacco" risk classification. The "Preferred Nonsmoker" risk classification is changed to the "Preferred Nontobacco" risk classification.

CHANGE TO INTEREST RATES ON LOANS

"Interest Rate on Loans" under the "Charges Other Than Fund Operating Expenses" section of "Fee Tables" on page 8 of the prospectus is replaced with the following:

                                                     -----------------------------------------------------------------
                                                                             AMOUNT DEDUCTED
                                                     ------------------------------- ---------------------------------
         CHARGE            WHEN CHARGE IS DEDUCTED            VUL IV - NY                     VUL IV ES - NY
-------------------------- ------------------------- ------------------------------- ---------------------------------
Interest Rate on Loans     Charged daily and due     Guaranteed:                     Guaranteed:
                           at the end of the
                           policy year.              o        5% per year.           o        5% per year.

                                                     Current:                        Current:

                                                     o        5%  for policy years   o        5%  for policy years
                                                              1-10;                           1-10;

                                                     o        3% for policy years    o        3% for policy years
                                                              11+;                            11+;
-------------------------- ------------------------- ------------------------------- ---------------------------------


ADDITIONAL FUNDS

"Minimum and maximum total operating expenses for the funds" under the "Annual Operating Expenses of the Funds" section of "Fee Tables" on page 10 of the prospectus is replaced with the following:

Minimum and maximum total annual operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                                       Minimum                       Maximum
Total expenses before fee waivers and/or expense reimbursements                         .57%                         2.85%

The following additions apply to the "Total annual operating expenses for each fund" under the "Annual Operating Expenses of the Funds: section of "Fee Tables" on pages 10-12 of the prospectus:

Total annual operating expenses for each fund

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                                                  Gross total
                                                                       Management       12b-1          Other        annual
                                                                          fees          fees         expenses      expenses
AXP(R) Variable Portfolio - Core Bond Fund                                  .63           .13            .37         1.13(24)
AXP(R) Variable Portfolio - Income Opportunities Fund                       .64           .13            .78         1.55(24)
AXP(R) Variable Portfolio - Inflation Protected Securities Fund             .49           .13            .16          .78(25)
AXP(R) Variable Portfolio - Large Cap Value Fund                            .63           .13           2.09         2.85(24)
AXP(R) Variable Portfolio - Mid Cap Value Fund                              .73           .13            .52         1.38(25)
AXP(R) Variable Portfolio - Partners Select Value Fund                      .81           .13           1.03         1.97(24)
Columbia High Yield Fund, Variable Series, Class B                          .60           .25            .16         1.01(26)
Oppenheimer Global Securities Fund/VA, Service Shares                       .63           .25            .03          .91(27)
Oppenheimer Main Street Small Cap Fund/VA, Service Shares                   .75           .25            .06         1.06(27)
Oppenheimer Strategic Bond Fund/VA, Service Shares                          .71           .25            .03          .99(27)

(24) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2004. Through Aug. 31, 2005, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.95% for AXP(R) Variable Portfolio - Core Bond Fund, 0.99% for AXP(R) Variable Portfolio - Income Opportunities Fund, 1.05% for AXP(R) Variable Portfolio - Large Cap Value Fund and 1.15% for AXP(R) Variable Portfolio - Partners Select Value Fund average daily net assets.

(25) The Fund's expense figures are based on estimated expenses, before fee waivers and expense reimbursements. Through Aug. 31, 2005, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 0.75% for AXP(R) Variable Portfolio - Inflation Protected Securities Fund and 1.08% for AXP(R) Variable Portfolio - Mid Cap Value Fund average daily net assets.

(26) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.60%. If this waiver were reflected in the table, other expenses for Class B shares would be 0.00% and total annual fund operating expenses for Class B shares would be 0.66%. In addition, the Fund's distributor has voluntarily agreed to waive 0.19% of the 12b-1 fees. If this waiver were reflected in the table, the 12b-1 fees for Class B shares would be 0.06%. These arrangements may be modified or terminated by the distributor at any time.

(27) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2004.

The following additions apply to the table under "The Variable Account and the Funds" on pages 17-25 of the prospectus:

-------------------------------------- ---------------------------------------------------- -----------------------------------
Fund                                   Investment Objectives and Policies                   Investment Adviser
-------------------------------------- ---------------------------------------------------- -----------------------------------
AXP(R) Variable Portfolio - Core Bond  High total return through current income and          AEFC
Fund                                   capital appreciation. Under normal market
                                       conditions, the Fund invests at least 80%
                                       of its net assets in bonds and other debt
                                       securities. Although the Fund is not an
                                       index fund, it invests primarily in
                                       securities like those included in the
                                       Lehman Brothers Aggregate Bond Index,
                                       which are investment grade and
                                       denominated in U.S. dollars. The Index
                                       includes securities issued by the U.S.
                                       government, corporate bonds, and
                                       mortgage- and asset-backed securities.
                                       The Fund will not invest in securities
                                       rated below investment grade, although it
                                       may hold securities that have been
                                       downgraded.
-------------------------------------- ---------------------------------------------------- -----------------------------------
AXP(R) Variable Portfolio - Income     High total return through current income and         AEFC
Opportunities Fund                     capital appreciation. Under normal market
                                       conditions, invests primarily in
                                       income-producing debt securities with an
                                       emphasis on the higher rated segment of
                                       the high-yield (junk bond) market.
-------------------------------------- ---------------------------------------------------- -----------------------------------

-------------------------------------- ---------------------------------------------------- -----------------------------------
AXP(R) Variable Portfolio - Inflation  Total return that exceeds the rate of inflation      AEFC
Protected Securities Fund              over the long-term. Non-diversified mutual fund
                                       that, under normal market conditions, invests at
                                       least 80% of its net assets in inflation-protected
                                       debt securities.
-------------------------------------- ---------------------------------------------------- -----------------------------------
AXP(R) Variable Portfolio - Large Cap  Long-term growth of capital. Under normal market     AEFC
Value Fund                             conditions, the Fund invests at least 80% of its
                                       net assets in equity securities of companies with
                                       a market capitalization greater than $5 billion at
                                       the time of purchase.
-------------------------------------- ---------------------------------------------------- -----------------------------------
AXP(R) Variable Portfolio - Mid Cap    Long-term growth of capital. Under normal            AEFC
Value Fund                             circumstances, the Fund invests at least 80% of
                                       its net assets (including the amount of
                                       any borrowings for investment purposes)
                                       in equity securities of medium-sized
                                       companies.
-------------------------------------- ---------------------------------------------------- -----------------------------------

-------------------------------------- ---------------------------------------------------- -----------------------------------
Fund                                   Investment Objectives and Policies                   Investment Adviser
-------------------------------------- ---------------------------------------------------- -----------------------------------
AXP(R) Variable Portfolio - Partners   Long-term growth of capital. Invests primarily in    AEFC, adviser; GAMCO Investors,
Select Value Fund                      common stocks, preferred stocks and securities       Inc., subadviser.
                                       convertible into common stocks that are
                                       listed on a nationally recognized
                                       securities exchange or traded on the
                                       NASDAQ National Market System of the
                                       National Association of Securities
                                       Dealers. The Fund invests in mid-cap
                                       companies as well as companies with
                                       larger and smaller market
                                       capitalizations.
-------------------------------------- ---------------------------------------------------- -----------------------------------
Columbia High Yield Fund, Variable     High level of current income with capital            Columbia Management Advisors, Inc.
Series, Class B                        appreciation as a secondary objective when
                                       consistent with the goal of high current income.
                                       The Fund normally invests at least 80% of
                                       its net assets (plus any borrowings for
                                       investment purposes) in high yielding
                                       corporate debt securities, such as bonds,
                                       debentures and notes that are rated below
                                       investment which the Fund's investment
                                       advisor has determined to be of
                                       comparable quality. No more than 10% of
                                       the Fund's total assets will normally be
                                       invested in securities rated CCC or lower
                                       by S&P or Caa or lower by Moody's.
-------------------------------------- ---------------------------------------------------- -----------------------------------
Oppenheimer Global Securities          Long-term capital appreciation. Invests mainly in    OppenheimerFunds, Inc.
Fund/VA, Service Shares                common stocks of U.S. and foreign issuers that are
                                       "growth-type" companies, cyclical
                                       industries and special situations that
                                       are considered to have appreciation
                                       possibilities.
-------------------------------------- ---------------------------------------------------- -----------------------------------
Oppenheimer Main Street Small Cap      Seeks capital appreciation. Invests mainly in        OppenheimerFunds, Inc.
Fund/VA, Service Shares                common stocks of small-capitalization U.S.
                                       companies that the fund's investment
                                       manager believes have favorable business
                                       trends or prospects.
-------------------------------------- ---------------------------------------------------- -----------------------------------
Oppenheimer Strategic Bond Fund/VA,    High level of current income principally derived     OppenheimerFunds, Inc.
Service Shares                         from interest on debt securities. Invests mainly
                                       in three market sectors: debt securities of
                                       foreign governments and companies, U.S. government
                                       securities and lower-rated high yield securities
                                       of U.S. and foreign companies.
-------------------------------------- ---------------------------------------------------- -----------------------------------

CHANGE TO "EFFECT OF POLICY LOANS"

The "Effect of Policy Loans" section under "Policy Loans" on page 36 of the prospectus is replaced with the following:

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest in the fixed account at the guaranteed interest rate. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause any of the NLG options or the minimum initial premium guarantee to terminate.

CHANGE TO "OPTION A - INTEREST PAYMENTS"

"Option A - Interest Payments" under the "Payment Options" section of "Payment of Policy Proceeds" on page 38 of the prospectus is replaced with the following:

Option A - Interest Payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

NEW POLICY ILLUSTRATIONS

The "Policy Illustrations" section on pages 44-49 of the prospectus is replaced with the following:

Policy Illustrations

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

Expenses: The policy values illustrated reflect the deduction of the following expenses:

o  Premium expense charges;

o  Cost of insurance charges;

o  Policy fees;

o  Mortality and expense risk charges; and

o  Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

o  Current charges in all years illustrated; and

o  Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Table" and "Loads, Fees and Charges." These sections describe where these charges differ between VUL IV - NY and VUL IV ES - NY. These differences are reflected in the illustrated policy values. These sections also describe when the various charges are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Table. The arithmetic average of all fund operating expenses used in the following illustrations is 1.10% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.

Risk classification of the insured: The illustration assumes the insured is a male, age 40, in our preferred nontobacco risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nontobacco risk.

Death benefit: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

Premiums: The illustrations for VUL IV - NY assume that a premium of $3,500 is paid in full at the beginning of each policy year. The illustrations for VUL IV ES - NY assume that a premium of $25,000 is paid in full at the beginning of each policy year. Results would differ if:

o  Premiums were not paid in full at the beginning of each policy year;

o  Premium amounts paid were different.

Loans and partial surrenders: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

VUL IV - NY

Illustration
Initial specified amount $275,000                       Male-- age 40                               Current costs assumed
Death benefit Option 1                              Preferred nontobacco                            Annual premium $3,500
        Premium(1)
        accumulated           Death benefit                        Policy value                      Cash surrender value
End of  with annual    assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy   interest      annual investment return of          annual investment return of           annual investment return of
year       at 5%       0%         6%            12%             0%         6%           12%             0%         6%         12%
   1 $    3,675    $275,000   $275,000   $   275,000         $ 2,771 $    2,956  $     3,142        $    --   $     91 $       276
   2      7,534     275,000    275,000       275,000           5,476      6,021        6,588          2,611      3,155       3,722
   3     11,585     275,000    275,000       275,000           8,101      9,182       10,353          5,236      6,316       7,487
   4     15,840     275,000    275,000       275,000          10,664     12,460       14,487          7,799      9,595      11,622
   5     20,307     275,000    275,000       275,000          13,150     15,846       19,013         10,285     12,981      16,147
   6     24,997     275,000    275,000       275,000          15,554     19,337       23,963         13,262     17,044      21,671
   7     29,922     275,000    275,000       275,000          17,878     22,937       29,383         16,158     21,218      27,664
   8     35,093     275,000    275,000       275,000          20,146     26,677       35,346         19,000     25,530      34,200
   9     40,523     275,000    275,000       275,000          22,375     30,576       41,923         21,802     30,003      41,350
  10     46,224     275,000    275,000       275,000          24,565     34,643       49,177         24,565     34,643      49,177
  15     79,301     275,000    275,000       275,000          35,427     58,657      100,014         35,427     58,657     100,014
  20    121,517     275,000    275,000       275,000          43,875     87,259      183,542         43,875     87,259     183,542
  25    175,397     275,000    275,000       394,745          48,769    121,495      323,562         48,769    121,495     323,562
  30    244,163     275,000    275,000       640,942          48,018    162,350      552,537         48,018    162,350     552,537
  35    331,927     275,000    275,000       992,409          37,381    212,633      927,485         37,381    212,633     927,485
  40    443,939     275,000    293,541     1,622,040           6,801    279,563    1,544,800          6,801    279,563   1,544,800
  45    586,898     275,000    382,143     2,667,814              --    363,945    2,540,775             --    363,945   2,540,775
  50    769,354     275,000    486,661     4,329,525              --    463,486    4,123,357             --    463,486   4,123,357
  55  1,002,219     275,000    593,652     6,775,521              --    587,775    6,708,437             --    587,775   6,708,437
  60  1,299,420     275,000    755,351    11,124,971              --    755,351   11,124,971             --    755,351  11,124,971

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

VUL IV ES - NY
Illustration
Initial specified amount $2,000,000                    Male -- age 40                               Current costs assumed
Death benefit Option 1                              Preferred nontobacco                           Annual premium $25,000
          Premium(1)
          accumulated         Death benefit                        Policy value                      Cash surrender value
End of    with annual  assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy     interest    annual investment return of          annual investment return of           annual investment return of
year         at 5%      0%         6%            12%        0%         6%         12%        0%          6%           12%
  1     $   26,250 $2,000,000 $2,000,000  $ 2,000,000   $ 20,718 $   22,071 $    23,425  $     --  $    1,231  $     2,585
  2         53,813  2,000,000  2,000,000    2,000,000     40,879     44,880      49,047    20,039      24,040       28,207
  3         82,753  2,000,000  2,000,000    2,000,000     60,496     68,462      77,094    39,656      47,622       56,254
  4        113,141  2,000,000  2,000,000    2,000,000     79,639     92,912     107,878    58,799      72,072       87,038
  5        145,048  2,000,000  2,000,000    2,000,000     98,264    118,212     141,624    77,424      97,372      120,784
  6        178,550  2,000,000  2,000,000    2,000,000    116,326    144,344     178,581    99,654     127,672      161,909
  7        213,728  2,000,000  2,000,000    2,000,000    133,787    171,296     219,031   121,283     158,792      206,527
  8        250,664  2,000,000  2,000,000    2,000,000    150,770    199,219     263,454   142,434     190,883      255,118
  9        289,447  2,000,000  2,000,000    2,000,000    167,342    228,214     312,320   163,174     224,046      308,152
 10        330,170  2,000,000  2,000,000    2,000,000    183,512    258,331     366,090   183,512     258,331      366,090
 15        566,437  2,000,000  2,000,000    2,000,000    264,449    437,823     746,157   264,449     437,823      746,157
 20        867,981  2,000,000  2,000,000    2,000,000    328,989    654,065   1,374,979   328,989     654,065    1,374,979
 25      1,252,836  2,000,000  2,000,000    2,963,823    369,315    915,197   2,429,363   369,315     915,197    2,429,363
 30      1,744,020  2,000,000  2,000,000    4,828,815    372,734  1,232,184   4,162,772   372,734   1,232,184    4,162,772
 35      2,370,908  2,000,000  2,000,000    7,507,472    310,890  1,629,310   7,016,329   310,890   1,629,310    7,016,329
 40      3,170,994  2,000,000  2,267,091   12,325,103    122,854  2,159,134  11,738,193   122,854   2,159,134   11,738,193
 45      4,192,129  2,000,000  2,957,112   20,377,135         --  2,816,297  19,406,795        --   2,816,297   19,406,795
 50      5,495,385  2,000,000  3,778,157   33,264,705         --  3,598,244  31,680,671        --   3,598,244   31,680,671
 55      7,158,706  2,000,000  4,623,097   52,333,375         --  4,577,324  51,815,222        --   4,577,324   51,815,222
 60      9,281,573  2,000,000  5,897,711   86,303,469         --  5,897,711  86,303,469        --   5,897,711   86,303,469

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

VUL IV - NY
Illustration
Initial specified amount $275,000                      Male -- age 40                            Guaranteed costs assumed
Death benefit Option 1                              Preferred nontobacco                            Annual premium $3,500
        Premium(1)
        accumulated           Death benefit                        Policy value                      Cash surrender value
End of  with annual    assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy   interest      annual investment return of          annual investment return of           annual investment return of
year       at 5%        0%         6%         12%             0%         6%         12%             0%         6%         12%
   1  $   3,675    $275,000   $275,000 $  275,000       $   2,585   $  2,765 $    2,944        $    --    $    --  $     79
   2      7,534     275,000    275,000    275,000           5,077      5,597      6,139          2,212      2,732     3,274
   3     11,585     275,000    275,000    275,000           7,478      8,502      9,613          4,613      5,636     6,748
   4     15,840     275,000    275,000    275,000           9,782     11,474     13,387          6,917      8,609    10,521
   5     20,307     275,000    275,000    275,000          11,985     14,511     17,485          9,120     11,646    14,619
   6     24,997     275,000    275,000    275,000          14,081     17,609     21,935         11,789     15,316    19,643
   7     29,922     275,000    275,000    275,000          16,074     20,772     26,777         14,355     19,052    25,057
   8     35,093     275,000    275,000    275,000          17,958     23,996     32,045         16,812     22,850    30,899
   9     40,523     275,000    275,000    275,000          19,729     27,280     37,781         19,156     26,707    37,208
  10     46,224     275,000    275,000    275,000          21,382     30,621     44,030         21,382     30,621    44,030
  15     79,301     275,000    275,000    275,000          27,454     47,817     84,764         27,454     47,817    84,764
  20    121,517     275,000    275,000    275,000          28,569     64,765    148,513         28,569     64,765   148,513
  25    175,397     275,000    275,000    308,493          21,787     79,148    252,863         21,787     79,148   252,863
  30    244,163     275,000    275,000    486,359             720     86,096    419,275            720     86,096   419,275
  35    331,927     275,000    275,000    728,875              --     74,880    681,191             --     74,880   681,191
  40    443,939     275,000    275,000  1,154,090              --     14,386  1,099,134             --     14,386 1,099,134
  45    586,898     275,000    275,000  1,827,636              --         --  1,740,605             --         -- 1,740,605
  50    769,354     275,000    275,000  2,831,156              --         --  2,696,339             --         -- 2,696,339
  55  1,002,219     275,000    275,000  4,245,099              --         --  4,203,068             --         -- 4,203,068
  60  1,299,420     275,000    275,000  6,791,186              --         --  6,791,186             --         --  6,791,186

(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

VUL IV ES - NY
Illustration
Initial specified amount $2,000,000                    Male -- age 40                            Guaranteed costs assumed
Death benefit Option 1                              Preferred nontobacco                           Annual premium $25,000
        Premium(1)
        accumulated           Death benefit                        Policy value                      Cash surrender value
End of  with annual    assuming hypothetical gross          assuming hypothetical gross           assuming hypothetical gross
policy   interest      annual investment return of          annual investment return of           annual investment return of
year       at 5%        0%         6%         12%           0%         6%         12%        0%         6%         12%
  1     $   26,250 $2,000,000 $2,000,000  $ 2,000,000   $ 18,931   $ 20,226 $    21,523 $      --    $     -- $        683
  2         53,813  2,000,000  2,000,000    2,000,000     37,180     40,952      44,885    16,340      20,112       24,045
  3         82,753  2,000,000  2,000,000    2,000,000     54,764     62,206      70,284    33,924      41,366       49,444
  4        113,141  2,000,000  2,000,000    2,000,000     71,645     83,962      97,878    50,805      63,122       77,038
  5        145,048  2,000,000  2,000,000    2,000,000     87,784    106,191     127,849    66,944      85,351      107,009
  6        178,550  2,000,000  2,000,000    2,000,000    103,148    128,868     160,398    86,476     112,196      143,726
  7        213,728  2,000,000  2,000,000    2,000,000    117,755    152,025     195,811   105,251     139,521      183,307
  8        250,664  2,000,000  2,000,000    2,000,000    131,572    175,640     234,352   123,236     167,304      226,016
  9        289,447  2,000,000  2,000,000    2,000,000    144,564    199,693     276,315   140,396     195,525      272,147
 10        330,170  2,000,000  2,000,000    2,000,000    156,700    224,164     322,037   156,700     224,164      322,037
 15        566,437  2,000,000  2,000,000    2,000,000    201,400    350,258     620,172   201,400     350,258      620,172
 20        867,981  2,000,000  2,000,000    2,000,000    210,048    474,875   1,087,068   210,048     474,875    1,087,068
 25      1,252,836  2,000,000  2,000,000    2,258,843    161,313    581,387   1,851,511   161,313     581,387    1,851,511
 30      1,744,020  2,000,000  2,000,000    3,560,754      8,845    634,886   3,069,616     8,845     634,886    3,069,616
 35      2,370,908  2,000,000  2,000,000    5,335,873         --    558,665   4,986,797        --     558,665    4,986,797
 40      3,170,994  2,000,000  2,000,000    8,448,366         --    130,622   8,046,063        --     130,622    8,046,063
 45      4,192,129  2,000,000  2,000,000   13,378,597         --         --  12,741,521        --          --   12,741,521
 50      5,495,385  2,000,000  2,000,000   20,724,181         --         --  19,737,315        --          --   19,737,315
 55      7,158,706  2,000,000  2,000,000   31,073,954         --         --  30,766,291        --          --   30,766,291
 60      9,281,573  2,000,000  2,000,000   49,710,854         --         --  49,710,854        --          --   49,710,854


(1) This information is for comparative purposes only. There is no such option available under your policy.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.



S-XXXX-XX A (08/05)

*VALID UNTIL MAY 1, 2006.

                     PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11 , File No. 33-15290 is incorporated herein by reference.

(a)(2) Consent in writing to establish additional subaccounts filed electronically as Exhibit 10 to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(b)       Not applicable.

(c)(1) Form of Explanation of New York Sales Agreement filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(2) Form of Personal Financial Planner's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(3) Form of Personal Financial Planner's Agreement with IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(4) Form of Field Trainer's Rider to Personal Financial Planner's Agreement filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated by reference.

(c)(5) Form of District Manager's Rider to Personal Financial Planner's Agreement filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated by reference.

(c)(6) Form of New York District Manager - Insurance Rider to Personal Financial Planner Agreement filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(7) Form of Division Manager's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated by reference.

(c)(8) Form of New York Division Manager - Insurance Rider to Division Manager's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(9) Form of Field President Agreement with American Express Financial Advisors Inc. filed electronically as an Exhibit to Amendment No. 4 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(10) Form of Recruiting and Training Manager License Agreement with IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 4 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(11)   Form of  Group  Vice  President  Agreement  with  American  Express
          Financial  Advisors  Inc.  filed   electronically  as  an  Exhibit  to
          Amendment No. 4 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(12) Form of IDS Paraplanner License Agreement with IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 4 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (VUL3-NY) filed electronically as Exhibit 1.A. (5)(a) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(2)    Flexible Premium Variable Life Insurance Policy Endorsement
          (VUL IV-NY) filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 7 to the Registration Statement
          No. 333-44644 is incorporated herein by reference.

(d)(3) Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit 1.A. (5)(b) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(4) Accidental Death Benefit Rider filed electronically as Exhibit 1.A.(5)(c) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(5) Other Insured Rider filed electronically as Exhibit 1.A. (5)(d) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(6)    Children's Term Insurance Rider filed electronically as Exhibit 1.A.
          (5)(e) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(7)    Automatic Increase Benefit Rider filed electronically as Exhibit
          1.A. (5)(f) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(8) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(8) to Post-Effective Amendment No. 9 to Registration Statement No. 333-44644 and is incorporated herein by reference.

(d)(9) Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d)(9) to Post-Effective Amendment No. 9 to Registration Statement No. 333-44644 and is incorporated herein by reference.

(e)(1) Application form for the Flexible Premium Variable Life Insurance Policy filed electronically as an Exhibit to Amendment No. 4 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company of New York, dated July 23, 1957 filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(f)(3) Copy of Amended and Restated By-Laws of IDS Life Insurance Company of New York, filed electronically as Exhibit 6.3 to Post-Effective
          Amendment  No.  8  to   Registration   Statement   No.   333-91691  is
          incorporated herein by reference.

(h)(1)    Copy of Participation Agreement dated October 7, 1996 between IDS
          Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 8 to Registration Statement No. 333-91691, is incorporated herein by reference.

(h)(3) Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(5)    Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit
          8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999, filed electronically as Exhibit
          8.13 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(i)       Not applicable

(j)       Not applicable

(k)       Consent and Opinion of Counsel is filed electronically herewith.

(l)       Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
          Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL III-NY filed electronically as Exhibit (m)(1) to Registrant's Form N-6 with Post-Effective Amendment No. 13 to Registration Statement No. 333-44644 and is incorporated herein by reference.

(m)(2) Calculations of Illustrations for VUL IV-NY/VUL IV ES-NY filed electronically as Exhibit (m)(2) to Registrant's Form N-6 with Post-Effective Amendment No. 13 to Registration Statement No. 333-44644 and is incorporated herein by reference.

(m)(3) Calculations of Illustrations for VUL IV-NY/VUL IV ES-NY to be filed by amendment.

(n)(1) Consent of Independent Registered Public Accounting Firm for VUL IV-NY/VUL IV ES-NY to be filed by amendment.

(n)(2)    Consent of Independent Registered Public Accounting Firm for
          VUL III-NY dated April 25, 2005 filed electronically as Exhibit (n)(2) to Registrant's Form N-6 with Post-Effective Amendment No. 13 to Registration Statement No. 333-44644 and is incorporated by reference.

(o)(1)    Not applicable.

(p)(1)    Not applicable.

(q)(1) IDS Life Insurance Company of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated April 13, 2005 filed electronically as Exhibit (r)(1) to Registrant's Form N-6 with Post-Effective Amendment No. 13 to Registration Statement No. 333-44644 and is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)
Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------
Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                      AMEX Tower WFC                            Vice President and Treasurer
                                      200 Vesey St.
                                      New York, NY

Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Money Laundering
                                                                                Prevention Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Ronald L. Guzior                      Bollam, Sheedy, Torani                    Director
                                      & Co. LLP CPA's
                                      26 Computer Drive West
                                      Albany, NY 12205

Lorraine R. Hart                      257 AXP Financial Center                  Vice President - Investments
                                      Minneapolis, MN  55474

Paul R. Johnston                      50605 AXP Financial Center                Secretary
                                      Minneapolis, MN 55474

Michelle M. Keeley                    257 AXP Financial Center                  Vice President - Investments
                                      Minneapolis, MN 55474

Jean B. Keffeler                      1010 Swingley Rd.                         Director
                                      Livingston, MT 59047

Eric L. Marhoun                       50605 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN 55474

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas W. Murphy                      264 AXP Financial Center                  Vice President - Investments
                                      Minneapolis, MN  55474

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     5009 World Financial Center               Director
                                      200 Vesey Street
                                      New York, NY 10285-5009

Scott R. Plummer                                                                38a-1 Chief Compliance Officer

Heather M. Somers                     50607 Financial Center                    General Counsel
                                      Minneapolis, MN 55474

Richard M. Starr                      World Financial Center                    Director
                                      200 Vesey Street
                                      New York, NY 10285

David K. Stewart                                                                Vice President and Controller

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation
I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Income                                                            Delaware
     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Credit Opportunities GP LLC                                               Delaware
     Advisory European (General Partner) LLC                                            George Town
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     AEXP Affordable Housing LLC                                                        Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management (Australia)                                      NSW Australia
     American Express Asset Management Company S.A.                                     Luxembourg
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Attica Asset Management Ltd.                                                       United Kingdom
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska
     Threadneedle International Limited                                                 England and Wales

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30  Principal Underwriter

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company; Advisory Hedged Opportunity Fund.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Treasurer

         Walter S. Berman                               Director

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, President, Chairman of
                                                        the Board and Chief Executive
                                                        Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         Diana T. Gossett                               Group Vice President -
                                                        Great Plains

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Debra A. Hutchinson                            Vice President - Technologies I

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Paul R. Johnston                               Secretary

         Nancy E. Jones                                 Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President - Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Retirement Services

         Diane D. Lyngstad                              Chief Financial Officer and
                                                        Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President - Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Frank A. McCarthy                              Vice President - External
                                                        Products Group and Personal
                                                        Trust Services

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President and LFO
                                                        Officer - Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Penny J. Meier                                 Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca A. Nash                                Vice President - Service
                                                        Operations

         Roger Natarajan                                Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Geoffery Oprandy                               Group Vice President - Southwest
         11811 N. Tatum Blvd. Suite 1030
         Phoenix, AZ  85028

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Michael J. Rearden                             Group Vice President -
         1800 S. Pine Island Road, Suite 510            Southern Florida
         Plantation, FL  33324

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         Mark A. Riordan                                Vice President - Finance
                                                        Emerging Technologies

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget M. Sperl                               Senior Vice President -
                                                        Client Service Organization

         Kathy Stalwick                                 Vice President

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President, Lead Financial
                                                        Officer - Banking, Brokerage
                                                        and Managed Products

         Joseph E. Sweeney                              Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President and
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkataramanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
         1 Galleria Blvd. Suite 1900                    Delta States
         Metairie, LA  70001

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company of New York) at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, has duly caused this Amendment to its Registration
Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 9th day of June, 2005.


                         IDS Life of New York Account 8
                         -----------------------------------------------------
                                           (Registrant)

                         By IDS Life Insurance Company of New York
                         -----------------------------------------
                                           (Sponsor)

                         By /s/ Timothy V. Bechtold*
                            -------------------------
                                Timothy V.Bechtold
                                President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 9th day of June, 2005.

Signature                              Title


/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
-----------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Money Laundering Prevention
                                       Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

Signature                              Title


/s/  Thomas V. Nicolosi*               Director
-----------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                Director
-----------------------------
     Steven P. Norman

/s/  Richard M. Starr*                 Director
-----------------------------
     Richard M. Starr

/s/  David K. Stewart*                 Vice President and Controller
-----------------------------          (Principal Financial Officer)
     David K. Stewart                  (Principal Accounting Officer)

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward

* Signed pursuant to Power of Attorney dated April 13, 2005, filed electronically as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-44644, by:


/s/ Mary Ellyn Minenko
-------------------------
    Mary Ellyn Minenko
    Assistant General Counsel

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 14 TO REGISTRATION STATEMENT NO. 333-44644

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

        The prospectuses for IDS Life of New York Variable Universal Life IV/ IDS Life of New York Variable Universal Life IV - Estate Series and IDS Life of New York Variable Universal Life III filed electronically as Part A to Post-Effective Amendment No. 13 to Registration Statement No. 333-44644 filed on or about April 28, 2005 are incorporated herein by reference.

        Supplement for:
           IDS Life of New York Variable Universal Life IV/
           IDS Life of New York Variable Universal Life IV - Estate Series


Part B.

        Combined Statement of Additional Information and Financial Statements of IDS Life of New York Account 8 filed electronically as Part B to Post-Effective Amendment No. 13 to Registration Statement No. 333-44644 filed on or about April 28, 2005 is incorporated herein by reference.

Part C.

Other information.

The signatures.

Exhibits.